Accounts receivable	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Accounts receivable [Text Block]
10.	Accounts receivable

	December 31,	December 31,
	2017	2016
	$	$

Tax credits	4,091	6,034
Interest and dividend income receivable	1,508	852
Amounts receivable from associates (i)	1,245	720
Revenues receivable from royalty, stream and other interests	924	-
Sales taxes and other receivables	617	810
	8,385	8,416

(i)	Amounts receivable from associates for cost recoveries are mainly related to professional services and office rent.